Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net (loss) income for year	$ (3,594)	$ 123,741	$ (641)
Adjustments for non-cash items:
Share based compensation expensed as consulting fee	1,148	1,129	1,697
Realized gain on investment, available for sale		(126,000)
Change in fair value of warrant liability classified within interest		7
Gain on investment at date of loss of control of subsidiary			(49,863)
Share of losses of associates accounted for using equity method	162		14,461
Share based compensation expensed as research and development	20		12
Foreign exchange transaction loss	691
Subsidiary's expenses to date of deconsolidation			33,064
Net change in working capital components
Prepaid expenses and other receivable	352	32	140
Accounts payable and accrued liabilities	363	18	(191)
Net cash flows from operating activities	(858)	(1,073)	(1,321)
Cash flows from investing activities
Cash from SalvaRx acquisition (note 10)	1,192
Cash retained by on deconsolidated subsidiary			(3,409)
Proceeds from sale of investment, available for sale		7,289
Investment in associate	(688)	(681)
Purchase of notes receivable issued by SalvaRx Ltd. prior to the acquisition by Portage	(950)	(950)
Net cash flows from investing activities	(446)	5,658	(3,409)
Cash flows from financing activities
Proceeds from exercise of stock options		2,726
Proceeds from issuance/(repayment) of notes payable	(50)	50	200
Net cash flows from financing activities	(50)	2,776	200
(Decrease) Increase in cash and cash equivalents during year	(1,354)	7,361	(4,530)
Cash and cash equivalents at beginning of year	7,520	159	4,689
Cash and cash equivalents at end of year	6,166	7,520	159
Supplemental disclosures of non-cash investing and financing activities
Fair value of shares issued to acquire SalvaRx Ltd.	92,583
Unrealized gain on investment in Biohaven	50
Effective settlement of convertible notes issued by SalvaRx Ltd. upon acquisition by Portage	1,963
Fair value of Biohaven shares distributed as a property dividend		$ 177,571